Income Tax Expenses - Summary of Profit Before Income Tax Differs From Using Standard Rate Of Income Tax Explanatory (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	$ 3,117,318	RM 13,723,995	RM 27,058,298	RM 3,601,972
Tax calculated at tax rate of 24%	748,156	3,293,759	6,493,992	864,473
- non taxable income	(1,143,030)	(5,032,188)	0	0
- unutilised tax losses forfeited	553,748	2,437,874	0	0
- expenses not deductible for tax purposes	49,479	217,828	626,488	8,409
Effects Of Income Tax Expenses	208,353	917,273	7,120,480	872,882
Overprovision in prior year	(1,705,453)	(7,508,254)	0	0
Total	$ (1,497,100)	RM (6,590,981)	RM 7,120,480	RM 872,882